Prepaid Expenses and Other (Details) - USD ($) $ in Millions	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid excise, sales and value added taxes		$ 136.1	$ 82.6
Income taxes receivable		100.4	124.5
Other		124.0	103.3
Prepaid expenses and other, Total	$ 392.5	$ 360.5	$ 310.4